INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income per share attribute to ordinary shareholders

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	472,086	1,179,658	1,297,619
Weighted average number of ordinary shares outstanding – basic and diluted	216,100,000	215,259,640	213,996,233
Basic and diluted net income per share	2.18	5.48	6.06